                    Supplement dated February 21, 2003 to the
                        Prospectus of the McMorgan Funds

The following information amends and supplements the information set forth in the Prospectus dated October 15, 2002 for the McMorgan Funds:

The following sentence will replace the first sentence of the first paragraph under "Principal Investment Strategies" (McMorgan Intermediate Fixed Income
Fund) on page 4 of the Prospectus:

         The Fund invests in high quality, short-to intermediate-term bonds, and other debt securities with no limit on the average remaining maturities.





INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.





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                    Supplement dated February 21, 2003 to the
                        Prospectus of the McMorgan Funds

The following information amends and supplements the information set forth in the Prospectus dated October 15, 2002 for the McMorgan Intermediate Fixed Income Fund, Class Z shares:

The following sentence will replace the first sentence of the first paragraph under "Principal Investment Strategies" on page 2 of the Prospectus:

         The Fund invests in high quality, short-to intermediate-term bonds, and other debt securities with no limit on the average remaining maturities.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.